Note 32 - Operating Segments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
32	Operating Segments

The Group's operating segments have been identified based on geographic areas.
The strategic business units are managed separately because they require different technology and marketing strategies. For each of the strategic business units, the Group’s CEO reviews internal management reports on at least a quarterly basis. Zimbabwe and South Africa describe the operations of the Group's reportable segments. The Zimbabwe operating segment comprise Caledonia Holdings Zimbabwe Limited and subsidiaries. The South Africa geographical segment comprise a gold mine, that is on care and maintenance, as well as sales made by Caledonia Mining South Africa Proprietary Limited to the Blanket Mine. The holding company and Greenstone Management Services Holdings Limited (UK) responsible for administrative functions within the group are taken into consideration in the strategic decision-making process of the CEO and are therefore included in the disclosure below. Corporate and other reconciling amounts do not
represent a separate segment. Information regarding the results of each reportable segment is included below. Performance is measured based on segment profit before income tax, as included in the internal management report that are reviewed by the Group's CEO. Segment profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

Information about reportable segments 2017	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Revenue	69,762	-	-	-	69,762
Inter-segmental revenue	-	15,247	(15,061)	(186)	-
Royalties	(3,498)	-	-	-	(3,498)
Production costs	(36,753)	(14,751)	15,324	-	(36,180)
Depreciation	(4,019)	(53)	309	-	(3,763)
Management fee *	(3,960)	3,960	-	-	-
Other income	2,358	205	-	31	2,594
Other expenses	-	(195)	-	-	(195)
Administrative expenses	(40)	(2,258)	-	(3,613)	(5,911)
Cash settled share-based payment expense	(581)	-	-	(395)	(976)
Equity-settled share-based payment expense	(806)	-	-	(29)	(835)
Net Foreign exchange gain	(375)	207	-	(212)	(380)
Net finance cost	(69)	10	-	28	(31)
Profit before tax	22,019	2,372	572	(4,376)	20,587
Tax expense	(7,587)	(1,104)	-	-	(8,691)
Profit for the year	14,432	1,268	572	(4,376)	11,896

* Of the management fee
$561
was receivable and payable at year end (
2016:
$641;
2015:
$280
).

Information about reportable segments 2017	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total
Geographic segment assets:
Current (excluding intercompany)	20,368	2,766	(60)	4,839	27,913
Non-current (excluding intercompany)	82,798	381	(1,076)	40	82,143
Expenditure on property, plant and equipment	21,007	(7)	(51)	-	20,949
Intercompany balances	-	8,021	(58,087)	50,066	-

Geographic segment liabilities
Current (excluding intercompany)	(13,969)	(1,276)	-	(357)	(15,602)
Non-current (excluding intercompany)	(23,041)	(714)	293	(1,781)	(25,243)
Intercompany balances	(2,720)	(32,724)	58,087	(22,643)	-

Information about reportable segments 2016	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Revenue	61,992	-	-	-	61,992
Inter-segmental revenue	-	11,873	(11,348)	(525)	-
Royalties	(2,923)	-	-	-	(2,923)
Production costs	(33,081)	(10,185)	11,180	-	(32,086)
Depreciation	(3,733)	(47)	289	-	(3,491)
Management fee	(3,960)	3,960	-	-	-
Other income	1,194	16	-	120	1,330
Other expenses	(55)	-	-	-	(55)
Administrative expenses	(128)	(3,119)	674	(4,690)	(7,263)
Share-based payment expenses	(342)	(106)	-	(340)	(788)
Net Foreign exchange gain	2	(529)	-	22	(505)
Margin call on hedge	-	-	-	(435)	(435)
Net finance cost	(191)	15	-	-	(176)
Sale of Blanket Mine treasury	3,202	-	-	-	3,202
Profit before tax	21,977	1,878	795	(5,848)	18,802
Tax expense	(6,795)	(922)	-	-	(7,717)
Profit for the year	15,182	956	795	(5,848)	11,085

Information about reportable segments 2016	Zimbabwe	South Africa	Intergroup elimination adjustment	Corporate and other reconciling amounts	Total
Geographic segment assets:
Current	19,501	1,616	(375)	5,050	25,792
Non-current (excluding intercompany)	65,824	388	(1,335)	40	64,917
Additions to property, plant and equipment	19,000	36	123	-	19,159
Intercompany balances	-	7,080	(49,951)	42,871	-

Geographic segment liabilities
Current	(8,801)	(718)	-	(313)	(9,832)
Non-current (excluding intercompany)	(21,043)	(517)	-	-	(21,560)
Intercompany balances	(2,184)	(32,867)	49,951	(14,900)	-

Information about reportable segments 2015	Zimbabwe	South Africa	Zambia	Inter-group eliminations adjustments	Corporate and other reconciling	Total

Revenue	48,977	-	-	-	-	48,977
Inter-segmental revenue	-	17,017	-	(26,514)	9,497	-
Royalties	(2,455)	-	-	-	-	(2,455)
Production costs	(30,955)	(12,174)	-	13,110	-	(30,019)
Depreciation	(3,559)	(42)	-	279	-	(3,322)
Other income	55	46	-	-	9	110
Management fee	(4,140)	4,140	-	-	-	-
Administrative expenses	(118)	(8,135)	(750)	7,183	(5,802)	(7,622)
Equity-settled share-based payment expense	-	-	-	-	(24)	(24)
Net foreign exchange gain	-	2,419	-	-	431	2,850
Finance income	-	1	-	-	-	1
Finance expense	(190)	(2)	-	-	(344)	(536)
Profit before income tax	7,615	3,270	(750)	(5,942)	3,767	7,960
Tax expense	(2,616)	(276)	-	-	522	(2,370)
Profit after income tax	4,999	2,994	(750)	(5,942)	4,289	5,590

Major customer

Revenues from Fidelity Printers in Zimbabwe amounted to approximately
$69,762
(
2016:
$61,992;
2015:
$48,977
).